Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
SQZ Biotechnologies Company (the “Company”) is a clinical-stage biotechnology company developing cell therapies for patients with cancer, infectious diseases and other serious conditions. The Company uses its proprietary technology, Cell Squeeze, to physically squeeze cells through a microfluidic chip, temporarily opening the cell membrane and enabling biologic material of interest, or cargo, to diffuse into the cell. The Company is using Cell Squeeze to create multiple cell therapy platforms focused on directing specific immune responses. The Company was incorporated in March 2013 under the laws of the State of Delaware.
The Company is subject to a number of risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, the ability to obtain additional financing, protection of proprietary technology, dependence on key personnel, the ability to attract and retain qualified employees, compliance with government regulations, the impact of the
COVID-19
coronavirus, and the clinical and commercial success of its product candidates. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
On November 3, 2020, the Company completed its initial public offering (“IPO”) pursuant to which it issued and sold 4,411,765 shares of its common stock. On November 12, 2020, the Company issued and sold an additional 661,764 shares of its common stock pursuant to the full exercise of the underwriters’ option to purchase additional shares. The aggregate net proceeds received by the Company from the IPO were approximately $75.5 million, after deducting underwriting discounts and commissions, but before deducting offering costs payable by the Company, which are estimated to be $2.8 million. Upon the closing of the IPO, all of the shares of the Company’s convertible preferred stock then outstanding automatically converted into 17,800,084 shares of common stock (see Note 16).
The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. Since inception, the Company has funded its operations primarily with proceeds from sales of convertible preferred stock, payments received in connection with collaboration agreements and proceeds from borrowings under a convertible promissory note, which converted into shares of convertible preferred stock, and, most recently, with proceeds from the IPO. The Company has incurred recurring losses since inception, including net losses of $32.2 million for the year ended December 31, 2019 and $32.9 million for the nine months ended September 30, 2020. As of September 30, 2020, the Company had an accumulated deficit of $109.2 million. The Company expects to continue to generate operating losses for the foreseeable future. As of December 7, 2020, the issuance date of these interim condensed consolidated financial statements, the Company expects that its cash, cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the interim consolidated financial statements.
Impact of the
COVID-19
Coronavirus
In December 2019, a novel strain of coronavirus, which causes the disease known as
COVID-19,
was reported to have surfaced in Wuhan, China. Since then,
COVID-19
coronavirus has spread globally. In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic and the U.S. government-imposed travel restrictions on travel between the United States, Europe and certain other countries. The outbreak and government measures taken in response have had a significant impact, both direct and indirect, on hospitals, businesses and commerce, as worker shortages have occurred, supply chains have been disrupted, and facilities and production have been suspended. The future progression of the pandemic and its effects on the Company’s business and operations are uncertain.
The
COVID-19
pandemic has impacted and may continue to impact personnel at third-party manufacturing facilities or the availability or cost of materials, which would disrupt the Company’s supply chain, and it may affect the Company’s ability to enroll patients in and timely complete its ongoing Phase 1 clinical trial of
SQZ-PBMC-HPV
and delay the initiation of future clinical trials, disrupt regulatory activities or have other adverse effects on its business and operations. For example, the Company has experienced delays in receiving supplies of raw materials for its preclinical activities due to the impact of
COVID-19
on its suppliers’ ability to timely manufacture these materials, and it has experienced an increase in the transportation cost of its product candidates due to the decreased availability of commercial flights. In addition, the Company has experienced delays in opening clinical trial sites and sites that are open may also have challenges enrolling patients due to the
COVID-19
pandemic. Further, some staff that are required to conduct certain testing, such as biopsies, at the Company’s clinical sites or at third-party vendors have been required to stay at home or have been reallocated to other activities, resulting in such tests not being performed or being delayed. The pandemic has already caused significant disruptions in the financial markets, and may continue to cause such disruptions, which could impact the Company’s ability to raise additional funds to support its operations. Moreover, the pandemic has significantly impacted economies worldwide and could result in adverse effects on the Company’s business and operations.
The Company is monitoring the potential impact of the
COVID-19
pandemic on its business and financial statements. To date, the Company has not incurred impairment losses in the carrying values of its assets as a result of the pandemic and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these interim condensed consolidated financial statements. The extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations, financial condition and liquidity, including planned and future clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19,
the actions taken to contain or treat it, and the duration and intensity of the related effects.
Basis of Presentation
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, SQZ Biotechnologies Security Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

1. Nature of the Business and Basis of Presentation
SQZ Biotechnologies Company (the “Company”) is a clinical-stage biotechnology company developing cell therapies for patients with cancer, infectious diseases and other serious conditions. The Company uses its proprietary technology, Cell Squeeze, to physically squeeze cells through a microfluidic chip, temporarily opening the cell membrane and enabling biologic material of interest, or cargo, to diffuse into the cell. The Company is using Cell Squeeze to create multiple cell therapy platforms focused on directing specific immune responses. The Company was incorporated in March 2013 under the laws of the State of Delaware.
The Company is subject to a number of risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, the ability to obtain additional financing, protection of proprietary technology, dependence on key personnel, the ability to attract and retain qualified employees, compliance with government regulations, the impact of the
COVID-19
coronavirus, and the clinical and commercial success of its product candidates. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. Through December 31, 2019, the Company has funded its operations primarily with proceeds from sales of convertible preferred stock, payments received in connection with collaboration agreements and proceeds from borrowings under a convertible promissory note, which converted into shares of convertible preferred stock. The Company has incurred recurring losses since inception, including net losses of $32.2 million for the year ended December 31, 2019. As of December 31, 2019, the Company had an accumulated deficit of $76.2 million. The Company expects to continue to generate operating losses in the foreseeable future. As of July 20, 2020, the issuance date of the annual consolidated financial statements for the year ended December 31, 2019, the Company expected that its cash, cash equivalents and marketable securities, including the $42.3 million of gross proceeds it received in January, February, May and June 2020 from the sale of Series D convertible preferred stock (see Notes 8 and 18), would be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the annual consolidated financial statements.
The Company is seeking to complete an initial public offering (“IPO”) of its common stock. Upon the completion of a qualified public offering on specified terms, the Company’s outstanding convertible preferred stock will automatically convert into shares of common stock (see Note 8).
In the event the Company does not complete an IPO, the Company expects to seek additional funding through private equity financings, debt financings, collaborations, strategic alliances and marketing, distribution or licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into additional collaborations or other arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, the Company would be forced to delay, scale back or discontinue some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Impact of the
COVID-19
Coronavirus
In December 2019, a novel strain of coronavirus, which causes the disease known as
COVID-19,
was reported to have surfaced in Wuhan, China. Since then,
COVID-19
coronavirus has spread globally. In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic and the U.S. government imposed travel restrictions on travel between the United States, Europe and certain other countries. The outbreak and government measures taken in response have had a significant impact, both direct and indirect, on businesses and commerce, as worker shortages have occurred, supply chains have been disrupted, and facilities and production have been suspended. The future progression of the pandemic and its effects on the Company’s business and operations are uncertain.
The
COVID-19
pandemic has impacted and may continue to impact personnel at third-party manufacturing facilities or the availability or cost of materials, which would disrupt the Company’s supply chain, and it may affect the Company’s ability to timely complete its ongoing Phase 1 clinical trial of
SQZ-PBMC-HPV
and delay the initiation of any future clinical trials, disrupt regulatory activities or have other adverse effects on its business and operations. For example, the Company has experienced delays in receiving supplies of raw materials for its preclinical activities due to the impact of
COVID-19
on its suppliers’ ability to timely manufacture these materials, and it has experienced an increase in the transportation cost of its product candidates due to the decreased availability of commercial flights. In addition, two of the Company’s clinical trial sites have not enrolled patients due to the
COVID-19
pandemic, and the Company is unable to predict when they will begin to enroll patients. Further, some staff that are required to conduct certain testing, such as biopsies, at the Company’s clinical sites have been required to stay at home or have been reallocated to other activities, resulting in such tests not being performed or being delayed. The pandemic has already caused significant disruptions in the financial markets, and may continue to cause such disruptions, which could impact the Company’s ability to raise additional funds to support its operations. Moreover, the pandemic has significantly impacted economies worldwide and could result in adverse effects on the Company’s business and operations.
The Company is monitoring the potential impact of the
COVID-19
pandemic on its business and financial statements. To date, the Company has not incurred impairment losses in the carrying values of its assets as a result of the pandemic and it is not aware of any specific related event or circumstance that would require it to revise its estimates reflected in these consolidated annual or interim financial statements. The extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations, financial condition and liquidity, including planned and future clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19,
the actions taken to contain or treat it, and the duration and intensity of the related effects.
Basis of Presentation
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, SQZ Biotechnologies Security Corporation. All intercompany accounts and transactions have been eliminated in consolidation.